Other Income/Expenses - Finance costs - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finance Costs [abstract]
Discounting related to put option associated with sales of share	₽ 3,796	₽ 4,062